LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets	$ 7,899,550	$ 10,864,898
Balance at the beginning of the year	10,864,898	7,909,885
Additions	7,605,536	9,626,820
Disposals	(3,244,896)	(1,855,095)
Cash collection	(1,093,450)	(830,359)
Portfolio sales	(533,986)	(116,402)
Condonation	(1,617,460)	(908,334)
Exchange differences and other movements	(7,325,988)	(4,816,712)
Gross carrying amount	$ 7,899,550	$ 10,864,898